CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 7.8%
Entertainment - 1.3%
Walt Disney Co.	45,620	$5,582,063

Interactive Media & Services - 1.1%
Meta Platforms Inc., Class A Shares	10,400	5,050,032

Media - 3.2%
Comcast Corp., Class A Shares	335,670	14,551,295

Wireless Telecommunication Services - 2.2%
T-Mobile US Inc.	60,700	9,907,454

TOTAL COMMUNICATION SERVICES		35,090,844

CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.8%
General Motors Co.	84,200	3,818,470

Specialty Retail - 1.8%
Home Depot Inc.	20,610	7,905,996

TOTAL CONSUMER DISCRETIONARY		11,724,466

CONSUMER STAPLES - 11.2%
Beverages - 3.5%
Coca-Cola Co.	146,580	8,967,764
Diageo PLC	185,100	6,849,111	(a)

Total Beverages		15,816,875

Food Products - 4.1%
Mondelez International Inc., Class A Shares	109,310	7,651,700
Nestle SA, ADR	104,320	11,078,784

Total Food Products		18,730,484

Household Products - 1.7%
Procter & Gamble Co.	47,220	7,661,445

Personal Care Products - 1.9%
Haleon PLC	823,500	3,451,107	(a)
Kenvue Inc.	231,400	4,965,844

Total Personal Care Products		8,416,951

TOTAL CONSUMER STAPLES		50,625,755

ENERGY - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
Enbridge Inc.	327,129	11,835,527
EQT Corp.	49,830	1,847,198
Exxon Mobil Corp.	41,100	4,777,464

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report	1

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pioneer Natural Resources Co.	29,790	$7,819,875
Williams Cos. Inc.	354,410	13,811,358

TOTAL ENERGY		40,091,422

FINANCIALS - 17.3%
Banks - 4.5%
JPMorgan Chase & Co.	76,410	15,304,923
PNC Financial Services Group Inc.	32,570	5,263,312

Total Banks		20,568,235

Consumer Finance - 1.6%
Capital One Financial Corp.	47,300	7,042,497

Financial Services - 6.0%
Apollo Global Management Inc.	143,050	16,085,973
Visa Inc., Class A Shares	39,190	10,937,145

Total Financial Services		27,023,118

Insurance - 5.2%
American International Group Inc.	57,970	4,531,515
MetLife Inc.	89,896	6,662,192
Travelers Cos. Inc.	53,470	12,305,586

Total Insurance		23,499,293

TOTAL FINANCIALS		78,133,143

HEALTH CARE - 10.3%
Biotechnology - 1.0%
Gilead Sciences Inc.	61,600	4,512,200

Health Care Equipment & Supplies - 2.9%
Becton Dickinson & Co.	52,980	13,109,901

Health Care Providers & Services - 1.5%
UnitedHealth Group Inc.	13,510	6,683,397

Pharmaceuticals - 4.9%
AstraZeneca PLC	37,000	4,970,722	(a)
Johnson & Johnson	41,040	6,492,118
Merck & Co. Inc.	82,210	10,847,609

Total Pharmaceuticals		22,310,449

TOTAL HEALTH CARE		46,615,947

INDUSTRIALS - 7.7%
Aerospace & Defense - 3.1%
Northrop Grumman Corp.	12,070	5,777,426
RTX Corp.	84,724	8,263,132

Total Aerospace & Defense		14,040,558

See Notes to Schedule of Investments.

2	ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Air Freight & Logistics - 1.0%
United Parcel Service Inc., Class B Shares	29,640	$4,405,393

Commercial Services & Supplies - 1.7%
Waste Management Inc.	36,810	7,846,052

Ground Transportation - 1.9%
Union Pacific Corp.	35,280	8,676,410

TOTAL INDUSTRIALS		34,968,413

INFORMATION TECHNOLOGY - 15.3%
Semiconductors & Semiconductor Equipment - 4.2%
Broadcom Inc.	7,820	10,364,706
Intel Corp.	130,400	5,759,768
Texas Instruments Inc.	17,120	2,982,475

Total Semiconductors & Semiconductor Equipment		19,106,949

Software - 9.4%
Microsoft Corp.	60,530	25,466,182
Oracle Corp.	71,000	8,918,310
SAP SE, ADR	40,840	7,965,025

Total Software		42,349,517

Technology Hardware, Storage & Peripherals - 1.7%
Apple Inc.	45,346	7,775,932

TOTAL INFORMATION TECHNOLOGY		69,232,398

MATERIALS - 8.8%
Chemicals - 5.3%
Air Products & Chemicals Inc.	18,600	4,506,222
Linde PLC	27,120	12,592,359
PPG Industries Inc.	47,640	6,903,036

Total Chemicals		24,001,617

Construction Materials - 2.5%
Vulcan Materials Co.	40,970	11,181,532

Metals & Mining - 1.0%
Freeport-McMoRan Inc.	98,140	4,614,543

TOTAL MATERIALS		39,797,692

REAL ESTATE - 4.7%
Residential REITs - 1.7%
AvalonBay Communities Inc.	41,800	7,756,408
Specialized REITs - 3.0%
American Tower Corp.	39,150	7,735,648
Public Storage	19,600	5,685,176

Total Specialized REITs		13,420,824

TOTAL REAL ESTATE		21,177,232

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report	3

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
UTILITIES - 5.0%
Electric Utilities - 1.0%
Edison International		65,202	$4,611,737

Multi-Utilities - 4.0%
DTE Energy Co.		40,400	4,530,456
Sempra		185,520	13,325,902

Total Multi-Utilities			17,856,358

TOTAL UTILITIES			22,468,095

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $233,090,980)			449,925,407

	RATE
SHORT-TERM INVESTMENTS - 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.155%	264,631	264,631	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.242%	264,631	264,631	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $529,262)			529,262

TOTAL INVESTMENTS - 99.7% (Cost - $233,620,242)			450,454,669
Other Assets in Excess of Liabilities - 0.3%			1,143,627

TOTAL NET ASSETS - 100.0%			$451,598,296

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2024, the total market value of investments in Affiliated Companies was $264,631 and the cost was $264,631 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited) (continued)

valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$40,325,537	$10,300,218	—	$50,625,755
Health Care	41,645,225	4,970,722	—	46,615,947
Other Common Stocks	352,683,705	—	—	352,683,705

Total Long-Term Investments	434,654,467	15,270,940	—	449,925,407

Short-Term Investments†	529,262	—	—	529,262

Total Investments	$435,183,729	$15,270,940	—	$450,454,669

*

As a result of the fair value pricing procedures for international equities utilized by the Portfolio, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Portfolio’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company

ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,304,500	$9,301,505	9,301,505	$11,341,374	11,341,374	—	$15,839	—	$264,631

8	ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report